DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES AND CONVERTIBLE NOTES PAYABLE

NOTE 10. DEBT

As of March 31, 2026 and December 31, 2025, the Company's outstanding debt consisted of the following:

	March 31, 2026	December 31, 2025
Current portion of debt:
December 2025 YA Debenture	$24,096,501	$25,255,308
2026 Brick Lane H&K Investment Note	14,100,600	—
Lyocon Convertible Notes	1,250,000	—
2025 Brick Lane Convertible Notes	198,300	191,179
2025 Indigo Capital Convertible Notes	17,400	51,059
2025 Diagonal Convertible Notes	—	285,662
Agile Note	—	8,140
2025 Bomore Convertible Notes	—	48,169
2025 Torcross Convertible Note	—	24,084
Liqueous Obligation	10,545	10,545
Current portion of debt	$39,673,346	$25,874,146

Extinguishment of Junior and Senior Notes Issued in 2023 and 2024

During the three months ended March 31, 2025, the Company issued 2,252,074 shares of Common Stock to noteholders to extinguish principal and accrued interest under the Junior and Senior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on extinguishment of debt of $1,691,520 recorded in the consolidated statement of operations.

Foreclosure Collateral Sale

On March 5, 2025, as part of the foreclosure process initiated by the Lead Investor (the “Foreclosure”), the lenders holding the outstanding Senior Convertible Notes held an auction for the sale of collateral securing the Company’s repayment obligations, which resulted in such lenders taking possession of such collateral in exchange for a full discharge and extinguishment of the Company’s $8,961,872 of indebtedness with respect to the Junior Notes and Senior Convertible Notes, as well as a loss on extinguishment of the Senior Convertible Notes of $1,682,641, of which $27,139 of this loss relates to related parties. The extinguishment of the Junior Notes did not result in a gain or loss on extinguishment as the proceeds deemed to be received by the holders of the Junior Notes in connection with the Foreclosure approximated the carrying value of the Junior Notes and all issuance costs were fully amortized. The loss on extinguishment of the Senior Convertible Notes is included within loss on extinguishment of debt within the consolidated statement of operations for the three months ended March 31, 2025.

Liqueous Obligation

In October 2024, the Company and Liqueous agreed to terms where the Company borrowed $1,053,824 from Liqueous (the “Liqueous Obligation”). The Liqueous Obligation was subordinated to the Company's other outstanding debt instruments, accrued interest at 8% per annum and matured in October 2025. The Liqueous Obligation was prepayable at any time prior to the maturity date without penalty. Upon an event of default, the investor could require all outstanding and accrued interest immediately due and payable.

In February 2025, in connection with the Liqueous Settlement Agreement, as amended, the Company agreed to issue 1,283,813 pre-funded warrants exercisable into Common Stock, which included a nominal exercise price, to extinguish the Liqueous Obligation. In April 2025, through an additional amendment to the Liqueous Settlement Agreement, the Company agreed to settle the Liqueous Obligation through the issuance of 1,821,836 shares of Common Stock.

TAG Promissory Note (Related Party)

In January 2025, the Company issued a promissory note in a principal amount of $545,000 (the "TAG Promissory Note") to TAG, which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, as a replacement of a previously recorded shareholder advance. The TAG Promissory Note was subordinated to the Company's other outstanding debt instruments at the time of issuance, accrued interest beginning October 28, 2025 at SOFR plus a margin of 10% per annum and matured in January 2026.

In July 2025, following stockholder approval, the TAG Promissory Note was amended to permit TAG to convert any outstanding principal and unpaid accrued interest due under the TAG Promissory Note into shares of Common Stock at a conversion price equal to a 33.33% discount to the lowest daily volume weighted average price as reported by Bloomberg L.P. (“VWAP") during the 5 days prior to the conversion date. Certain conversion features of the TAG Promissory Note would typically be considered derivatives that would require bifurcation. The TAG Promissory Note is recorded at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. As the addition of the conversion feature resulted in debt that was considered substantially different, the amendment resulted in a loss on debt extinguishment of $1,094,914 included in the consolidated statement of operations in the third quarter of 2025.

In December 2025, TAG transferred its interest in the TAG Promissory Note to Vanguard, a newly-formed Italian limited liability company wholly owned by the Company’s Executive Chairman and Co-Chief Executive Officer and Vanguard then converted the TAG Promissory Note into shares of Common Stock.

AZ Promissory Note (Related Party)

In connection with a previous unsuccessful acquisition, the Company retained $900,000 of the purchase price owed to its Executive Chairman and Co-Chief Executive Officer through a related-party promissory note in a principal amount of $900,000 (the "AZ Promissory Note"). The $900,000 retained by the Company was used as a portion of the non-cash consideration related to the Advance Payment of the Orbit Transaction, each as defined and described in Note 4. The AZ Promissory Note was subordinated to the Company's current and future outstanding secured debt instruments issued by an institutional lender and the Series A Preferred Stock, accrued interest beginning July 30, 2025 at 10% per annum, was payable monthly after that date, and matured on April 2026.

In July 2025, following stockholder approval, the AZ Promissory Note was amended to permit Mr. Zamboni to convert any outstanding principal and unpaid accrued interest due under the AZ Promissory Note into shares of Common Stock at a conversion price equal to a 33.33% discount to the lowest daily VWAP during the 5 days prior to the conversion date. Certain conversion features of the AZ Promissory Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the AZ Promissory Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. As the addition of the conversion feature resulted in debt that was considered substantially different, the amendment resulted in a loss on debt extinguishment of $1,745,201 included in the consolidated statement of operations in the third quarter of 2025.

In October 2025, Mr. Zamboni transferred his interest in the AZ Promissory Note to Vanguard. In December 2025, Vanguard converted the AZ Promissory Note into shares of Common Stock.

2025 Indigo Capital Convertible Notes

In March, April, July and August 2025, the Company issued multiple unsecured convertible notes to Indigo Capital LP ("Indigo Capital"), including the “2025 March Indigo Capital Convertible Notes”, the “2025 April Indigo Capital Convertible Notes”, the "2025 July Indigo Capital Convertible Note" and the “2025 August Indigo Capital Convertible Note” collectively the “2025 Indigo Capital Convertible Notes”, in connection with both new capital infusions and the exchange of previously outstanding indebtedness.

The 2025 Indigo Capital Convertible Notes generally bear no interest unless an event of default has occurred, at which time interest accrues at 15.0% per annum, have contractual maturity dates ranging from March 2026 through August 2026, and are convertible into shares of the Company’s Common Stock at variable conversion prices, generally based on a percentage of the lowest VWAP over a specified period prior to conversion, with such percentages ranging from approximately 33% to 100% of the applicable VWAP.

Issuances of shares upon conversion were initially subject to a 19.99% exchange cap, which was subsequently approved for removal by the Company’s stockholders at the 2025 annual meeting. The notes contain customary terms and conditions, including events of default, and certain of the notes are subordinated to the Company’s Series A Preferred Stock with respect to liquidation and dividend rights.

Certain conversion features of the 2025 Indigo Capital Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Indigo Capital Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $2,207,800 of the 2025 March Indigo Capital Convertible Notes over the proceeds received was recorded as a loss on issuance of debt on the consolidated statement of operations of $707,800 during the three months ended March 31, 2025. The excess of the initial fair value of $3,003,300 of the 2025 March Indigo Capital Exchange Convertible Note over the carrying amount of certain previously outstanding indebtedness that was extinguished was recorded as a loss on debt extinguishment on the consolidated statement of operations of $2,123,403 during the three months ended March 31, 2025. Transaction costs of $20,000 were expensed as incurred and included in the consolidated statements of operations and comprehensive loss as a component of general and administrative expenses during the three months ended March 31, 2025.

During the three months ended March 31, 2026 and 2025, Indigo Capital converted $30,281 and $307,320, respectively, of contractual principal and accrued interest, as applicable, under the 2025 Indigo Capital Convertible Notes, resulting in the issuance of 43,271 and 864,383, respectively, of shares of Common Stock to Indigo and a reduction in the fair value of the 2025 Indigo Capital Convertible Notes, with a corresponding increase to additional paid-in capital of $37,893 and $907,578, respectively.

At March 31, 2026, the outstanding principal amount under the 2025 Indigo Capital Convertible Notes was $12,516. Refer to Note 7 for additional information regarding the fair value of the 2025 Indigo Capital Convertible Notes.

Agile Note

In May 2025, the Company entered into a Business Loan and Security Agreement with Agile Capital Funding, LLC and its affiliates (“Agile”), pursuant to which the Company issued to Agile a $525,000 face amount secured promissory note (the “Agile Note”). The Agile Note bore interest at 44.0%, and required weekly repayments of $27,000 through November 2025, totaling $756,000.

Certain features of the Agile Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Agile Note at fair value, and the changes in the fair value are recorded within the consolidated statements of operations and comprehensive loss.

On May 30, 2025, the Company executed an amendment to the Business Loan and Security Agreement with Agile, which amended (i) the principal amount of the Agile Note to $1,000,000, (ii) the weekly payments from $27,000 to $48,000 and (iii) the maturity date to December 26, 2025. In connection with the amendment, the Company received net proceeds of $248,000, which comprises (a) the new principal of $1,000,000, less (b) the aggregate principal and prepayment premium owed under the original agreement of $702,000 and (c) $50,000 of debt discount.

At March 31, 2026, the Agile Note was no longer outstanding. For additional information regarding the fair value of the Agile Note, see Note 7.

2025 Diagonal Convertible Notes

In May and July 2025, the Company issued unsecured convertible promissory notes to 1800 Diagonal Lending LLC (“Diagonal”), including the “2025 Diagonal Convertible Note” issued in May and the “2025 July Diagonal Convertible Note”, collectively the “2025 Diagonal Convertible Notes”, in connection with capital infusions.

The 2025 Diagonal Convertible Notes bear interest at 10.0% per annum, which increases upon an event of default, and have contractual maturity dates ranging from February 2026 through April 2026. The 2025 Diagonal Convertible Notes are convertible into shares of the Company’s Common Stock beginning 180 days after issuance at conversion prices generally equal to a 25% discount to the lowest trading price of the Company’s Common Stock during a specified period prior to conversion. The 2025 Diagonal Convertible Notes are subordinate to the Company’s Series A Preferred Stock with respect to dividend and liquidation rights and contain customary terms and conditions, including events of default.

Certain conversion features of the 2025 Diagonal Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Diagonal Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

During the three months ended March 31, 2026, Diagonal converted the entire remaining $182,835 of contractual principal and accrued interest, as applicable, under the 2025 Diagonal Convertible Notes, resulting in the issuance of 281,455 of shares of Common Stock to Diagonal and a reduction in the fair value of the 2025 Diagonal Convertible Notes, with a corresponding increase to additional paid-in capital of $250,755. As such, as of March 31, 2026, the 2025 Diagonal Convertible Notes were no longer outstanding.

Refer to Note 7 for additional information regarding the fair value of the 2025 Diagonal Convertible Notes.

2025 Boot Convertible Note

In May 2025, the Company entered into a Securities Purchase Agreement with Boot Capital LLC (“Boot”), pursuant to which the Company issued to Boot a $110,000 face amount convertible promissory note (the “2025 Boot Convertible Note”). The 2025 Boot Convertible Note bore interest at 10% and had a maturity date of February 28, 2026.

Certain conversion features of the 2025 Boot Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Boot Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

At March 31, 2026, the 2025 Boot Convertible Note was no longer outstanding. For additional information regarding the fair value of the 2025 Boot Convertible Note, see Note 7.

2025 Brick Lane Convertible Notes

In June and September 2025, the Company issued unsecured convertible notes to Brick Lane Capital Management Limited ("Brick Lane"), including the “2025 June Brick Lane Convertible Notes” and the “2025 September Brick Lane Convertible Note”, collectively the “2025 Brick Lane Convertible Notes”, in connection with both capital infusions and the exchange of previously outstanding Preferred Stock.

The 2025 Brick Lane Convertible Notes generally bear no interest unless an event of default has occurred, at which time interest accrues at 15.0% per annum, have contractual maturity dates ranging from April 2026 through September 2026, and are convertible into shares of the Company’s Common Stock at variable conversion prices, generally based on a percentage of the lowest VWAP over a specified period prior to conversion, with such percentages ranging from approximately 70% to 100% of the applicable VWAP.

Certain conversion features of the 2025 Brick Lane Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Brick Lane Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

Issuances of shares upon conversion were initially subject to a 19.99% exchange cap and beneficial ownership limitations, and the notes are subordinated to the Company’s Series A Preferred Stock with respect to dividend and liquidation rights. The notes contain customary terms and conditions, including events of default, and the Company is obligated to register the shares issuable upon conversion.

During the three months ended March 31, 2026, Brick Lane converted $21,734 of contractual principal and accrued interest, as applicable, under the 2025 Brick Lane Convertible Notes, resulting in the issuance of 27,188 of shares of Common Stock to Brick Lane and a reduction in the fair value of the 2025 Brick Lane Convertible Notes, with a corresponding increase to additional paid-in capital of $25,913.

At March 31, 2026, the outstanding principal amount under the 2025 Brick Lane Convertible Notes was $125,000. Refer to Note 7 for additional information regarding the fair value of the 2025 Brick Lane Convertible Notes.

2025 Bomore Convertible Notes

In June 2025, the Company issued unsecured convertible notes to Bomore Opportunity Group Ltd ("Bomore"), the “2025 Bomore Convertible Notes”, in connection with both capital infusions and the exchange of previously outstanding Preferred Stock.

The 2025 Bomore Convertible Notes generally bore no interest, had contractual maturity dates in June 2026, and were convertible into shares of the Company’s common stock at variable conversion prices, generally based on a percentage of the lowest VWAP over a specified period prior to conversion, with such percentages equal to 100% of the applicable VWAP.

Certain conversion features of the 2025 Bomore Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Bomore Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

During the three months ended March 31, 2026, Bomore converted the entire remaining $50,469 of contractual principal and accrued interest, as applicable, under the 2025 Bomore Convertible Notes, resulting in the issuance of 63,133 of shares of Common Stock to Bomore and a reduction in the fair value of the 2025 Bomore Convertible Notes, with a corresponding increase to additional paid-in capital of $60,172. As such, as of March 31, 2026, the 2025 Bomore Convertible Notes were no longer outstanding.

For additional information regarding the fair value of the 2025 Bomore Convertible Notes, see Note 7.

2025 Torcross Convertible Note

In June 2025, the Company entered into transactions with Torcross Capital LLC ("Torcross"), including the “2025 Torcross Convertible Note”. In connection with such transactions, the Company also initially entered into an exchange arrangement involving Series A Preferred Stock; however, this arrangement was rescinded in November 2025, and as a result, the related exchange convertible note was deemed not to have been issued.

The 2025 Torcross Convertible Note generally bore no interest, had a contractual maturity date in June 2026, and was convertible into shares of the Company’s common stock at a variable conversion price generally based on a percentage of the lowest VWAP over a specified period prior to conversion, with such percentage equal to approximately 80% of the applicable VWAP.

Certain conversion features of the 2025 Torcross Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the 2025 Torcross Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

During the three months ended March 31, 2026, Torcross converted the entire remaining $20,187 of contractual principal and accrued interest, as applicable, under the 2025 Torcross Convertible Note, resulting in the issuance of 31,567 of shares of Common Stock to Torcross and a reduction in the fair value of the 2025 Torcross Convertible Note, with a corresponding increase to additional paid-in capital of $30,086. As such, as of March 31, 2026, the 2025 Torcross Convertible Note was no longer outstanding.

For additional information regarding the fair value of the 2025 Torcross Convertible Note, see Note 7.

2025 YA Debentures

In June and December 2025, the Company entered into financing arrangements with YA II PN, Ltd. (“YA”), including a debenture in the amount of $1,250,000, the “2025 June YA Debenture”, and a debenture with an aggregate principal amount of $25,000,000, the “December 2025 YA Debenture”, collectively the “2025 YA Debentures”. The 2025 June YA Debenture bore interest at 8.0% per annum and matured in October 2025. The Company was required to use proceeds from its SEPA to repay amounts outstanding under this debenture, which was fully repaid during 2025. The December 2025 YA Debenture was issued at an original issue discount of 7.0%, resulting in gross cash proceeds to the Company of $23,250,000. Additionally, the December 2025 YA Debenture was issued with the December 2025 YA Warrants, as defined and further described in Note 12. The December 2025 YA Debenture matures on December 16, 2026, subject to extension at the option of the holder, and bears interest at a rate of 8.0% per annum on the outstanding principal balance, which upon the occurrence of an event of default, increases to 18.0% per annum.

Beginning on March 18, 2026, and continuing on the same day of each successive month, the Company is required to make monthly installment payments of principal in the amount of $2,777,778, plus accrued and unpaid interest. In addition, unless otherwise agreed by the parties, all proceeds received by the Company under its SEPA, as defined and further described in Note 13, are required to be applied to the repayment of the December 2025 YA Debenture until it is paid in full.

The Company may, at its option, redeem all or a portion of the outstanding principal at any time for cash at an amount equal to the principal being redeemed plus accrued and unpaid interest through the redemption date. No prepayment penalty or make-whole premium applies. Upon acceleration following an event of default, all unpaid principal, accrued interest, and other amounts due under the December 2025 YA Debenture become immediately due and payable. The December 2025 YA Debenture contains customary terms and conditions, including representations, warranties, and covenants. Subject to certain exceptions, while the December 2025 YA Debenture remains outstanding, the Company is restricted from entering into variable rate financing transactions without YA's prior written consent.

Certain features of the December 2025 YA Debenture would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the December 2025 YA Debenture at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. In accordance with U.S. GAAP, as the $25,312,500 fair value of the December 2025 YA Debenture at inception was greater than the net proceeds received for the issuance of the December 2025 YA Debenture and the December 2025 YA Warrants, the Company recorded a $2,062,500 loss on issuance of notes payable in the fourth quarter of 2025 for the excess of the fair value of the December 2025 YA Debenture over the net proceeds received. Accordingly, no value was ascribed to the December 2025 YA Warrants.

Issuance costs of $1,395,166 were incurred in connection with the December 2025 YA Debenture and December 2025 YA Warrants, which were allocated entirely to the December 2025 YA Debenture in the same manner as the proceeds, and are included in other loss, net on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2025.

During the three months ended March 31, 2026, the Company used proceeds under the SEPA to repay $2,172,771 of principal and accrued interest under the December 2025 YA Debenture. As of March 31, 2026, principal outstanding under the December 2025 YA Debenture was $23,378,928. For additional information regarding the fair value of the 2025 December YA Debenture, see Note 7.

2026 Brick Lane H&K Investment Note

As further described in Note 4, in connection with the H&K Investment, the Company issued the 2026 Brick Lane H&K Investment Note in a principal amount of $15,000,000. The 2026 Brick Lane H&K Investment Note bears no interest except in the event of a default, has a March 19, 2027 maturity date, and is convertible for $0.756 per share, which was the closing VWAP on the day prior to the execution date of the H&K Investment Agreement, adjusted for the February 2026 Reverse Stock Split. Conversion of the 2026 Brick Lane H&K Investment Note is limited in the event stockholder approval or an increase in authorized shares is required, or when conversion would result in Brick Lane and its affiliates beneficially owning more than 9.9% of the Company's then outstanding shares of Common Stock. The 2026 Brick Lane H&K Investment Note is subordinate to (i) the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, and (ii) the December 2025 YA Debenture. The Company is also required to file a registration statement for the resale of shares of common stock issuable upon conversion of the 2026 Brick Lane H&K Investment Note.

The Company elected the fair value option for the 2026 Brick Lane H&K Investment Note, whereby the 2026 Brick Lane H&K Investment Note was recorded at fair value at issuance of $23,350,000, with the excess over the fair value of the H&K Investment recorded as a loss on issuance of notes payable on the condensed consolidated statement of operations of $11,661,274 during the three months ended March 31, 2026. The Note is subsequently remeasured at fair value each reporting period, with changes in the fair value recorded within the consolidated statement of operations. For additional information regarding the fair value of the 2026 Brick Lane H&K Investment Note, see Note 7.

At March 31, 2026, the outstanding principal amount under the 2026 Brick Lane H&K Investment Note was $15,000,000.

Lyocon Convertible Notes

On January 15, 2026, the Company consummated the Lyocon Acquisition, as further described in Note 4. Consideration transferred included two subordinated convertible notes (the “Lyocon Convertible Notes”) in the principal amount of $625,000 to each of the two sellers, which bear no interest, except in the event of a default, and mature on March 19, 2027. At maturity, the holder of a Lyocon Convertible Note may elect to convert all or a portion of the outstanding principal amount and accrued interest into shares of the Company’s Common Stock, at a conversion price of $1.47. At maturity, the holder of a Lyocon Convertible Note has the right to request the Company to satisfy all or a portion of the outstanding principal and accrued interest under such Lyocon Convertible Note in cash. The Company may elect to pay all or a portion of the outstanding principal amount and accrued interest under a Lyocon Convertible Note in cash in lieu of shares of Common Stock in the event the VWAP of the Common Stock during the 60 trading days immediately preceding the Lyocon Convertible Note Maturity Date is at least 30% higher than the conversion price.

In connection with the Lyocon Acquisition, the aggregate acquisition-date fair value of the Lyocon Convertible Notes was determined to be $1,422,000, exceeding the aggregate face amount of $1,250,000 by $172,000, which represented a substantial premium attributable to the embedded conversion feature and was recorded within additional paid-in capital on the condensed consolidated balance sheet as of March 31, 2026. As of March 31, 2026, the effective rate on the Lyocon Convertible Notes was nil.

At March 31, 2026, the aggregate outstanding principal amount outstanding under the Lyocon Convertible Notes was $1,250,000.

Maturities of Debt

Maturities of our debt principal as of March 31, 2026 are presented below:

March 31, 2026
Year ended December 31:
2026	$23,526,989
2027	16,249,998
Total debt maturities	$39,776,987

NOTE 9. NOTES AND CONVERTIBLE NOTES PAYABLE

As of December 31, 2025 and 2024, the Company's outstanding debt consisted of the following:

	As of December 31,
	2025	2024
Current portion of notes payable:
December 2025 YA Debenture	$25,255,308	$—
Indigo Capital Convertible Notes	51,059	—
AZ Promissory Note (related party)	—	—
TAG Promissory Note (related party)	—	—
Diagonal Convertible Notes	285,662	—
Agile Note	8,140	—
Brick Lane Convertible Notes	191,179	—
Bomore Convertible Notes	48,169	—
Boot Convertible Note	—	—
Torcross Convertible Note	24,084	—
Liqueous Obligation	10,545	1,053,824
Senior Convertible Notes Issued June 2023	—	4,683,069
Junior Notes Issued November 2023	—	2,369,122
August 2024 Convertible Notes	—	537,375
Additional August 2024 Convertible Notes	—	687,315
Unamortized debt discount and deferred financing costs	—	(88,522)
Current portion of notes payable	$25,874,146	$9,242,183

Junior Notes Issued November 2023

On November 13, 2023, the Company entered into Note and Warrant Purchase Agreements (the "Junior Note Purchase Agreements") with the lenders identified therein (the "Lenders") providing for (i) zero-interest promissory notes, issued with a 10% original issue discount, in the aggregate principal amount of $5,500,000 (the "Junior Notes"), and (ii) warrants ("Junior Note Warrants," refer to Note 10), exercisable for an amount of the Company's Common Stock equal to 100% of the principal amount of the Junior Notes (limited to an aggregate of 19.9% of the Company's outstanding Common Stock until such time as the transaction is approved by the Company's stockholders), which are exercisable for $24.95 per share of the Company's Common Stock (subject to adjustments noted in the Junior Note Purchase Agreements).

The Junior Notes were junior and secured by the Company's patent portfolio pursuant to a security agreement among the parties (the "Security Agreement"). The terms of the Junior Notes provided that they would mature on the earlier of: (i) the Company closing a credit facility in principal amount of at least $20,000,000, (ii) a Sale Event (as defined in the Junior Note Purchase Agreements), or (iii) twelve months after issuance. The Junior Notes contained customary events of default. Because the Junior Notes had not been repaid within six or nine months after issuance, the Junior Notes began to bear interest at the Secured Overnight Financing Rate (“SOFR") rate plus 9% and at the SOFR rate plus 12%, respectively, and additional 25% warrant coverage was required at each such date, with a per share exercise price equal to 120% of the trading price of the Company's Common Stock at the time of issuance and a redemption right in favor of the Company when the trading price of the Common Stock was greater than 200% of the applicable exercise price for 20 out of any 30 consecutive trading days. Shares of Common Stock issuable upon exercise of the Junior Note Warrants are limited to an aggregate of 19.9% of the Company's outstanding Common Stock until such time as the transaction is approved by the Company's stockholders. The obligations under the Junior Notes were extinguished in connection with the Foreclosure (defined below).

Refer to Note 11 for the Company's accounting for the Junior Note Warrants. As a result of that accounting, the Junior Notes contain the original issue discount of $500,000 as well as the discount associated with the Junior Note Warrant liability of $2,668,169. The discount will be amortized over the term of the Junior Notes in accordance with FASB ASC 835 - Interest.

Extinguishments

During the year ended December 31, 2025, the Company issued 1,840,999 shares to noteholders to extinguish an aggregate $411,865 of principal and accrued interest under the Junior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on extinguishment of notes payable of $1,174,519 recorded in the consolidated statement of operations.

During the year ended December 31, 2024, the Company issued 3,358,847 shares to noteholders to extinguish $3,540,019 of principal as well as interest accrued on the Junior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in a loss on debt extinguishment of $15,272,677 recorded in the consolidated statement of operations for the year ended December 31, 2024.

See Foreclosure collateral sale further below in this Note 9 for discussion of the extinguishment of the remaining Junior Notes on March 5, 2025.

Related Parties

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

	As of December 31,
Noteholder	2025	2024
David Seldin(1)	$—	$762,211
Eunomia, LP(2)	—	1,100,000
Total Junior Notes - related parties	$—	$1,862,211
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.

Junior Notes Issued August 2024 (the "August 2024 Convertible Notes")

On August 6, 2024 and August 19, 2024, the Company entered into a subordinated convertible note agreement (the "August 2024 Convertible Note Agreement") with Esousa Group Holdings LLC ("Esousa") for the sale of convertible notes (the "August 2024 Convertible Notes”) in the aggregate principal amount of $673,000, issued at a discount of $25,000. The August 2024 Convertible Notes bore interest at 15% per annum, with principal and accrued interest due at maturity on February 6, 2025, unless earlier paid or converted into Common Stock. The notes were prepayable at any time prior to the maturity date without penalty. Upon the occurrence and continuance of an event of default or spin-off of a subsidiary, a default interest rate of an additional 5% per annum could be applied to any outstanding borrowings (in the case of an event of default only) and the investor could declare all outstanding principal plus accrued interest immediately due. Additionally, at any point after issuance, the investor had the option to convert the August 2024 Convertible Notes into Common Stock at the lower of (i) a fixed price of $10.13 or (ii) 80% of the lowest daily volume weighted-average price in the 10 trading days prior to such conversion date, subject to certain adjustments. Issuances of Common Stock on conversion were (i) subject to approval by NYSE American of a supplemental listing application, (ii) limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction was approved by stockholders and (iii) required to be registered with the SEC for resale.

The Company determined that the conversion and share-settled redemption features, as well as the automatic increase in interest rate upon an event of default feature, of the August 2024 Convertible Notes were embedded derivatives that were required to be bifurcated from the host instrument and accounted for as embedded derivative instruments, which the Company compounded (the "August 2024 Convertible Note Derivative Liability"). As the Company did not elect the fair value option for the August 2024 Convertible Notes, the proceeds from the August 2024 Convertible Notes were allocated to the initial fair value of the August 2024 Convertible Note Derivative Liability, which was determined to be $179,000, with the residual balance allocated to the initial carrying value of the August 2024 Convertible Notes host instrument. For additional information related to the fair value of the August 2024 Convertible Note Derivative Liability, see Note 5.

The Company incurred $114,800 in deferred financing costs for legal fees related to the issuance of the August 2024 Convertible Notes. Additionally, in connection with the issuance of the August 2024 Convertible Notes, the Company issued warrants to a financial services firm as compensation for their services performed, the fair value of which was determined to be $40,657 and was recorded as a deferred financing cost. For additional information regarding these warrants, see Note 11.

Concurrent with the above, Esousa also purchased $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes (as defined below) from an existing investor and subsequently exchanged such notes for subordinated convertible notes (the "Additional August 2024 Convertible Notes"). The Additional August 2024 Convertible Notes could be prepaid at any time without penalty, did not accrue interest, matured on February 6, 2025 and could be converted at any time on or after the issuance date into Common Stock at a conversion price of 25% of the closing price of the Common Stock on the trading day prior to such conversion date, subject to certain adjustments.

The August 2024 Convertible Notes and Additional August 2024 Convertible Notes were unsecured and subordinated to the Company’s outstanding Senior Convertible Notes and Junior Notes in right of payment, whether in respect to payment or redemptions, interest, damages, upon liquidation or dissolution or otherwise.

Extinguishments

During the year ended December 31, 2025, the Company issued 376,477 shares to Esousa to extinguish an aggregate $389,375 of principal and accrued interest under the August 2024 Convertible Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on extinguishment of notes payable of $2,123,403 recorded in the consolidated statement of operations.

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished, as further described below. The transaction resulted in a loss on extinguishment of notes payable of $12,303 associated with the extinguishment of these notes.

Senior Convertible Notes Issued June 2023

On June 12, 2023 and June 16, 2023, the Company entered into Note and Warrant Purchase Agreements (the “Senior Convertible Note Purchase Agreements”) with certain investors (each, an “Investor”) for the sale of (i) convertible promissory notes (“Senior Notes" or "Senior Convertible Notes”) in the aggregate principal amount of $9,225,000, and (ii) warrants (“Senior Note Warrants," refer to Note 10) to purchase up to 57,710 shares of the Company’s Common Stock from the June 12, 2023 Senior Convertible Note Purchase Agreement and up to 9,467 shares of Common Stock from the June 16, 2023 Senior Convertible Note Purchase Agreement.

The Senior Convertible Notes were senior, secured obligations of the Company, which became secured by the Company's patent portfolio per the Security Agreement as of November 2023, bore interest at the rate of 7.0% per annum, and were payable on the earlier of June 23, 2026 or the occurrence of an Event of Default, as defined in the Senior Convertible Notes. The Senior Convertible Notes were senior to the Junior Notes pursuant to an intercreditor agreement between the parties. The Senior Convertible Notes could be converted at any time following June 23, 2023 and prior to the payment in full of the principal amount of the Senior Convertible Notes at the Investor’s option.

As further described above, during August 2024, $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes was purchased by another investor and subsequently exchanged for the issuance of a subordinated convertible note.

On December 16, 2024, the Lead Investor (as defined in the agreement governing the Senior Convertible Notes) issued a notice of default and acceleration, as well as a demand for payment, to the Company as a result of the failure of the Company to make certain required repayments under existing debt obligations, which constituted an event of default under the terms of the Senior Convertible Notes. The obligations under the Senior Convertible Notes were extinguished in connection with the Foreclosure (defined below).

Extinguishments

During the year ended December 31, 2024, the Company issued 495,846 shares to noteholders to extinguish $2,105,451 of principal as well as interest accrued on the Senior Convertible Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in a loss on debt extinguishment of $5,144,308 recorded in the consolidated statement of operations for the year ended December 31, 2024.

See Foreclosure collateral sale further below in this Note 9 for discussion of the extinguishment of the remaining Senior Convertible Notes on March 5, 2025.

Related Parties

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

	As of December 31,
Investor	2025	2024
Wilson-Garling 2023 Family Trust(1)	$—	$5,138,055
Eunomia, LP(2)	—	1,027,611
Curtis N Maas Revocable Trust(3)	—	102,761
Total Senior Convertible Notes - related parties	$—	$6,268,427
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.
(3)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

Foreclosure Collateral Sale

On March 5, 2025, as part of the foreclosure process initiated by the Lead Investor (the “Foreclosure”), the lenders holding the outstanding Senior Convertible Notes held an auction for the sale of collateral securing the Company’s repayment obligations, which resulted in such lenders taking possession of such collateral in exchange for a full discharge and extinguishment of the Company’s $8,961,872 of indebtedness with respect to the Junior Notes and Senior Convertible Notes, as well as a loss on extinguishment of the Senior Convertible Notes of $1,682,641, of which $27,139 of this loss relates to related parties. The extinguishment of the Junior Notes did not result in a gain or loss on extinguishment as the proceeds deemed to be received by the holders of the Junior Notes in connection with the Foreclosure approximated the carrying value of the Junior Notes and all issuance costs were fully amortized. The loss on extinguishment of the Senior Convertible Notes is included within loss on extinguishment of notes payable within the consolidated statement of operations for the year ended December 31, 2025.

Liqueous Obligation

In October 2024, the Company and Liqueous agreed to terms where the Company borrowed $1,053,824 from Liqueous (the “Liqueous Obligation”). The Liqueous Obligation was subordinated to the Company's other outstanding debt instruments, accrued interest at 8% per annum and matured in October 2025. The Liqueous Obligation was prepayable at any time prior to the maturity date without penalty. Upon an event of default, the investor could require all outstanding and accrued interest immediately due and payable.

In February 2025, in connection with the Liqueous Settlement Agreement, as amended, the Company agreed to issue 1,283,813 pre-funded warrants exercisable into Common Stock, which included a nominal exercise price, to extinguish the Liqueous Obligation. In April 2025, through an additional amendment to the Liqueous Settlement Agreement, the Company agreed to settle the Liqueous Obligation through the issuance of 1,821,836 shares of Common Stock.

During the third quarter of 2025, the Liqueous Obligation was assigned to Redstone Group I LLC (“Redstone”) and $1,097,113 of outstanding principal and accrued interest was settled through the issuance of 1,803,608 shares of the Company's Common Stock to Redstone, resulting in a loss on extinguishment of notes payable of $424,887 included in the consolidated statement of operations for the year ended December 31, 2025 and an increase to additional paid-in capital of $1,519,152.

TAG Promissory Note (Related Party)

In January 2025, the Company issued a promissory note in a principal amount of $545,000 (the "TAG Promissory Note") to The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, as a replacement of a previously recorded shareholder advance. The TAG Promissory Note is subordinated to the Company's other outstanding debt instruments at the time of issuance, accrues interest beginning October 28, 2025 at SOFR plus a margin of 10% per annum and matures in January 2026, which may be extended by six months at the election of the Company if the Company does not have at least $2,500,000 in available cash at the maturity date. The note is prepayable at any time prior to the maturity date without penalty. Upon an event of default, all outstanding principal and accrued interest is immediately due and payable.

In July 2025, following stockholder approval, the TAG Promissory Note was amended to permit TAG to convert any outstanding principal and unpaid accrued interest due under the TAG Promissory Note into shares of Common Stock at a conversion price equal to a 33.33% discount to the lowest daily volume weighted average price as reported by Bloomberg L.P. (“VWAP") during the 5 days prior to the conversion date. Certain conversion features of the TAG Promissory Note would typically be considered derivatives that would require bifurcation. The TAG Promissory Note is recorded at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. As the addition of the conversion feature resulted in debt that was considered substantially different, the amendment resulted in a loss on debt extinguishment of $1,094,914 included in the consolidated statement of operations for the year ended December 31, 2025.

In December 2025, TAG transferred its interest in the TAG Promissory Note to Vanguard, a newly-formed Italian limited liability company wholly owned by Alessandro Zamboni.

Extinguishment

In December 2025, the principal and accrued interest outstanding under the TAG Promissory Note was converted, resulting in the issuance of 1,615,337 shares of Common Stock to Vanguard and a reduction in the fair value of the TAG Promissory Note, with a corresponding increase to additional paid-in capital, of $1,281,624 for the year ended December 31, 2025.

AZ Promissory Note (Related Party)

In April 2025, in connection with the TCEI Acquisition described in Note 6, the Company issued a promissory note in a principal amount of $900,000 to the Company's Executive Chairman and Co-Chief Executive Officer (the "AZ Promissory Note"). The AZ Promissory Note is subordinated to the Company's current and future outstanding secured debt instruments issued by an institutional lender and the Series A Preferred Stock, accrues interest beginning July 30, 2025 at 10% per annum, payable monthly after that date, and matures in April 2026. The note is prepayable at any time prior to the maturity date without penalty. The agreement requires immediate repayment of all outstanding principal and accrued interest if the Company is sold or raises more than $100,000,000 through a single issuance or series of related issuances of securities (excluding employee, consultant, or strategic non-fundraising issuances). Upon an event of default, all outstanding principal and accrued interest is immediately due and payable.

In July 2025, following stockholder approval, the AZ Promissory Note was amended to permit the Company's Executive Chairman and Co-Chief Executive Officer to convert any outstanding principal and unpaid accrued interest due under the AZ Promissory Note into shares of Common Stock at a conversion price equal to a 33.33% discount to the lowest daily VWAP during the 5 days prior to the conversion date. Certain conversion features of the AZ Promissory Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the AZ Promissory Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. As the addition of the conversion feature resulted in debt that was considered substantially different, the amendment resulted in a loss on debt extinguishment of $1,745,201 included in the consolidated statement of operations for the year ended December 31, 2025.

In October 2025, TAG transferred its interest in the AZ Promissory Note to Vanguard.

Extinguishment

In December 2025, the principal and accrued interest outstanding under the AZ Promissory Note was converted, resulting in the issuance of 2,717,188 shares of Common Stock to Vanguard and a reduction in the fair value of the AZ Promissory Note, with a corresponding increase to additional paid-in capital, of $2,155,844 for the year ended December 31, 2025.

Indigo Capital Convertible Notes

March 2025

On March 3, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,500,000, the Company issued to Indigo Capital LP ("Indigo Capital") a $1,578,495 face amount unsecured, convertible note (the "Indigo Capital Convertible Note"). The Indigo Capital Convertible Note bears no interest for so long as it is not in default and has a March 1, 2026 maturity date and a conversion price equal to a 20% discount to the lowest daily VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of the remaining August 2024 Convertible Notes held by Indigo Capital, which it purchased from Esousa on March 3, 2025, the Company issued to Indigo Capital a $894,708 face amount unsecured, convertible note (the "March Indigo Capital Exchange Convertible Note"). The March Indigo Capital Exchange Convertible Note bears no interest for so long as it is not in default, and has a March 1, 2026 maturity date and a conversion price equal to 33.33% of the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "March Indigo Capital Convertible Notes". The terms of the March Indigo Capital Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the March Indigo Capital Convertible Notes increases to 15.0%.

Issuances of Common Stock on conversion of the March Indigo Capital Convertible Notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. On July 9, 2025, at the Company's annual meeting of stockholders (the “2025 Annual Meeting”), the Company's stockholders approved the issuance of shares on conversion of the March Indigo Capital Exchange Convertible Note in excess of the above 19.99% limit.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the Common Stock on an eligible exchange. The Company is also obligated to register, and has registered, for resale the shares issuable upon conversion of the notes.

Certain conversion features of the March Indigo Capital Convertible Notes would typically be considered derivatives that would require bifurcation. The March Indigo Capital Convertible Notes are recorded at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $2,207,800 of the March Indigo Capital Convertible Notes over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $707,800 during the year ended December 31, 2025. The excess of the initial fair value of $3,003,300 of the March Indigo Capital Exchange Convertible Note over the carrying amount of the August 2024 Convertible Notes was recorded as a loss on debt extinguishment on the consolidated statement of operations of $2,123,403 during the year ended December 31, 2025. Transaction costs of $20,000 were expensed as incurred and included in the consolidated statements of operations as a component of general and administrative expenses during the year ended December 31, 2025.

April 2025

On April 22, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,350,000, the Company issued to Indigo Capital a $1,421,053 face amount unsecured, convertible note (the "April Indigo Capital Convertible Note"). The April Indigo Capital Convertible Note bears no interest for so long as it is not in default, has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of an existing unsecured promissory note of the Company with a $2,003,097 face amount, the Company issued to Indigo Capital a $2,108,523 face amount unsecured, convertible note (the "April Indigo Capital Exchange Convertible Note") that bears no interest for so long as it is not in default, has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "April Indigo Capital Convertible Notes", collectively with the March Indigo Capital Convertible Notes, the "Indigo Capital Convertible Notes". The terms of the April Indigo Capital Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the April Indigo Capital Convertible Notes increases to 15.0%.

The April Indigo Capital Convertible Notes are subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. At the 2025 Annual Meeting, the Company's stockholders approved the issuance of shares on conversion of the April Indigo Capital Convertible Notes in excess of the above 19.99% limit.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the Common Stock on an eligible exchange. The Company is also obligated to register, and has registered, for resale the shares issuable upon conversion of the notes.

Certain conversion features of the April Indigo Capital Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the April Indigo Capital Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $1,531,351 of the April Indigo Capital Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $181,351 during the year ended December 31, 2025.

The Company incurred debt issuance costs of $40,000 related to the issuance of the April Indigo Capital Convertible Notes, which is included within other gain (loss), net on the consolidated statements of operations for the year ended December 31, 2025.

July 2025

On July 16, 2025, the Company, in exchange for a capital infusion of $150,000, issued to Indigo a $150,000 face amount unsecured, convertible note (the “July Indigo Capital Convertible Note”). The July Indigo Capital Convertible Note bears no interest for so long as it is not in default and has a July 15, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.

Issuances of Common Stock on conversion of the July Indigo Capital Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Indigo’s holding more than 9.9% and 4.99%, respectively, of the Company’s outstanding Common Stock at any time. The July Indigo Capital Convertible Note is also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the July Indigo Capital Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the July Indigo Capital Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $193,858 of the July Indigo Capital Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $43,858 during the year ended December 31, 2025.

August 2025

On August 18, 2025, the Company, in exchange for a capital infusion of $225,000, issued to Indigo a $225,000 face amount unsecured, convertible note (the “August Indigo Capital Convertible Note”). The August Indigo Capital Convertible Note bears no interest for so long as it is not in default and has an August 17, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.

Issuances of Common Stock on conversion of the August Indigo Capital Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Indigo holding more than 9.9% of the Company’s outstanding Common Stock at any time. The August Indigo Capital Convertible Note is also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the August Indigo Capital Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the August Indigo Capital Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $274,300 of the August Indigo Capital Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $49,300 during the year ended December 31, 2025.

The August Indigo Capital Convertible Note, July Indigo Capital Convertible Note, April Indigo Capital Convertible Notes and March Indigo Capital Convertible Notes are referred to collectively herein as the "Indigo Capital Convertible Notes".

For additional information regarding the fair value of the Indigo Capital Convertible Notes, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount under the Indigo Capital Convertible Notes was $42,797.

Extinguishments

During the year ended December 31, 2025, Indigo Capital converted $6,334,982 of principal and accrued interest under the Indigo Capital Convertible Notes, resulting in the issuance of 11,102,635 shares of Common Stock to Indigo Capital and a reduction in the fair value of the Indigo Capital Convertible Notes, with a corresponding increase to additional paid-in capital of $13,399,656.

In connection with the issuance of the April Indigo Capital Exchange Convertible Note in exchange for the extinguishment of an existing unsecured promissory note of the Company with a carrying value of $2,108,523, the Company recorded a loss on debt extinguishment of $163,500 during the year ended December 31, 2025.

Agile Note

On May 12, 2025, the Company entered into a Business Loan and Security Agreement with Agile Capital Funding, LLC and its affiliates (“Agile”), pursuant to which the Company issued to Agile a $525,000 face amount secured promissory note (the “Agile Note”). The Agile Note bears interest at 44.0%, and requires weekly repayments of $27,000 through November 2025, totaling $756,000. From and after the occurrence of an event of default, the interest rate increases by 5.0%. The Agile Note is secured by the Company’s cash and deposit accounts. Upon an event of default, all accrued and unpaid principal and interest plus a prepayment premium is immediately due and payable (including any default interest, as applicable). The prepayment premium is equal to the aggregate amount of contractual interest that would be owed from the date of acceleration through the maturity date. The terms of the Agile Note allow for the Company to prepay any unpaid principal, accrued interest and other obligations due, as applicable, at anytime. Upon such prepayment, the Company is also required to pay the prepayment premium.

Certain features of the Agile Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Agile Note at fair value, and the changes in the fair value are recorded within the consolidated statements of operations.

The Company received net proceeds of $443,620 from the issuance of the Agile Note, which includes (i) a debt discount of $25,000 and (ii) debt issuance costs of $56,380, which are included in other gain (loss), net on the consolidated statements of operations during the year ended December 31, 2025.

On May 30, 2025, the Company executed an amendment to the Business Loan and Security Agreement with Agile, which amended (i) the principal amount of the Agile Note to $1,000,000, (ii) the weekly payments from $27,000 to $48,000 and (iii) the maturity date to December 26, 2025. In connection with the amendment, the Company received net proceeds of $248,000, which comprises (a) the new principal of $1,000,000, less (b) the aggregate principal and prepayment premium owed under the original agreement of $702,000 and (c) $50,000 of debt discount.

For additional information regarding the fair value of the Agile Note, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the Agile Note was $14,584.

Diagonal Convertible Notes

May 2025

On May 13, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with 1800 Diagonal Lending LLC (“Diagonal”), pursuant to which the Company issued to Diagonal a $227,700 face amount convertible promissory note (the “Diagonal Convertible Note”). The Diagonal Convertible Note bears interest at 10% and has a maturity date of February 28, 2026. From and after the occurrence of an event of default, the interest rate increases by 12.0%. Beginning 180 days after the issuance date, the note may be converted into Common Stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date. The Company may prepay the Diagonal Convertible Note (i) for 120% of the outstanding principal plus accrued interest beginning on the issuance date and ending 120 days following the issuance date and (ii) for 125% of the outstanding principal plus accrued interest beginning 121 days following the issuance date and ending 180 days following the issuance date. Diagonal also agreed to provide additional tranches of financing during the twelve months following the date of the SPA, up to an aggregate of $2,275,000, subject to further agreement between the Company and Diagonal.

The Diagonal Convertible Note is subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution, or winding up of the Company. Issuances of Common Stock on conversion of the Diagonal Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. The terms of the Diagonal Convertible Note contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Diagonal Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Diagonal Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $399,955 of the Diagonal Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $192,955 during the year ended December 31, 2025.

The Company received net proceeds of $178,000 from the issuance of the Diagonal Convertible Note, which includes (i) a debt discount of $20,700 and (ii) debt issuance costs of $29,000, which are included in other gain (loss), net on the consolidated statements of operations during the year ended December 31, 2025.

July 2025

On July 21, 2025, the Company entered into a Securities Purchase Agreement with Diagonal, pursuant to which, in exchange for a capital infusion of $157,000, the Company issued to Diagonal a $172,700 face amount convertible promissory note (the “July Diagonal Convertible Note”). The July Diagonal Convertible Note bears interest at 10% and has a maturity date of April 30, 2026. Beginning 180 days after the issuance date, the July Diagonal Convertible Note may be converted into Common Stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date.

Issuances of Common Stock on conversion of the July Diagonal Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Diagonal’s holding more than 4.99% of the Company’s outstanding Common Stock at any time. The July Diagonal Convertible Note is also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the July Diagonal Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the July Diagonal Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $299,242 of the July Diagonal Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $142,242 during the year ended December 31, 2025.

The Company received net proceeds of $141,000 from the issuance of the July Diagonal Convertible Note, which includes (i) a debt discount of $15,700 and (ii) debt issuance costs of $16,000, which are included in other gain (loss), net on the consolidated statements of operations during the year ended December 31, 2025.

The Diagonal Convertible Note and July Diagonal Convertible Note issued in connection with the above transactions are collectively referred to herein as the "Diagonal Convertible Notes".

For additional information regarding the fair value of the Diagonal Convertible Notes, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the Diagonal Convertible Notes was $172,700.

Extinguishments

During the year ended December 31, 2025, Diagonal converted $227,700 of principal and accrued interest under the Diagonal Convertible Notes, resulting in the issuance of 345,468 shares of Common Stock to Diagonal and a reduction in the fair value of the Diagonal Convertible Notes, with a corresponding increase to additional paid-in capital of $359,589.

Boot Convertible Note

On May 13, 2025, the Company entered into a Securities Purchase Agreement with Boot Capital LLC (“Boot”), pursuant to which the Company issued to Boot a $110,000 face amount convertible promissory note (the “Boot Convertible Note”). The Boot Convertible Note bears interest at 10% and has a maturity date of February 28, 2026. From and after the occurrence of an event of default, the interest rate increases by 12.0%. Beginning 180 days after the issuance date, the note may be converted into Common Stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date.

The Boot Convertible Note is subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution, or winding up of the Company. Issuances of Common Stock on conversion of the Boot Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. The Company may prepay the Boot Convertible Note (i) for 120% of the outstanding principal plus accrued interest beginning on the issuance date and ending 120 days following the issuance date and (ii) for 125% of the outstanding principal plus accrued interest beginning 121 days following the issuance ending 180 days following the issuance date. The terms of the Boot Convertible Note contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Boot Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Boot Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $193,215 of the Boot Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $93,215 during the year ended December 31, 2025.

The Company received net proceeds of $84,000 from the issuance of the Boot Convertible Note, which includes (i) a debt discount of $10,000 and (ii) debt issuance costs of $16,000, which are included in other gain (loss), net on the consolidated statements of operations during the year ended December 31, 2025.

For additional information regarding the fair value of the Boot Convertible Note, see Note 5.

Extinguishments

During the year ended December 31, 2025, Boot converted the entire $110,000 of principal and accrued interest under the Boot Convertible Note, resulting in the issuance of 163,959 shares of Common Stock to Boot and a reduction in the fair value of the Boot Convertible Note, with a corresponding increase to additional paid-in capital of $173,625.

Brick Lane Convertible Notes

June 2025

On June 3, 2025, the Company entered into the following transactions with Brick Lane Capital Management Limited (“Brick Lane”):

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in exchange for transferring 100,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, which Brick Lane purchased from an existing investor, the Company issued to Brick Lane a $1,050,000 face amount unsecured, convertible note (the "Brick Lane Exchange Convertible Note"). The note bears no interest for so long as it is not in default, has an April 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date; and
•
in exchange for a capital infusion of $250,000, the Company issued to Brick Lane a $250,000 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default, has a June 2, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "June Brick Lane Convertible Notes".

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Brick Lane holding more than 9.9% of the Company’s outstanding Common Stock at any time. The notes are also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. The Company is obligated to register for resale the shares issuable upon conversion of the notes.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the June Brick Lane Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the June Brick Lane Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

September 2025

On September 2, 2025, the Company, in exchange for a capital infusion of $125,000, issued to Brick Lane a $125,000 face amount unsecured, convertible note (the “September Brick Lane Convertible Note”). The September Brick Lane Convertible Note bears no interest for so long as it is not in default and has a September 2, 2026 maturity date and a conversion price equal to 70% of the lowest VWAP during the 5 days prior to the conversion date.

Issuances of Common Stock on conversion of the September Brick Lane Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Brick Lane holding more than 9.9% of the Company’s outstanding Common Stock at any time. The September Brick Lane Convertible Note is also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

The September Brick Lane Convertible Note and June Brick Lane Convertible Notes are collectively referred to herein as the "Brick Lane Convertible Notes". The terms of the Brick Lane Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Brick Lane Convertible Notes increases to 15.0%.

Certain conversion features of the September Brick Lane Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the September Brick Lane Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $177,366 of the September Brick Lane Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $52,366 during the year ended December 31, 2025.

For additional information regarding the fair value of the Brick Lane Convertible Notes, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the Brick Lane Convertible Notes was $146,734.

Extinguishments

During the second quarter of 2025, the Company recorded a loss on debt extinguishment of $1,071,997 related to the issuance of the Brick Lane Exchange Convertible Note to extinguish the 100,000 shares of the Company's outstanding Series A Preferred Stock, which represents the excess of the fair value of the Brick Lane Exchange Convertible Note over the carrying amount of the Series A Preferred Stock included in preferred stock liability on the consolidated balance sheet.

During the year ended December 31, 2025, Brick Lane converted $1,278,266 of principal under the Brick Lane Exchange Convertible Notes, resulting in the issuance of 1,659,290 shares of Common Stock to Brick Lane and a reduction in the fair value of the Brick Lane Convertible Notes, with a corresponding increase to additional paid-in capital, of $2,567,609.

Bomore Convertible Notes

On June 18, 2025, the Company entered into the following transactions with Bomore Opportunity Group Ltd (“Bomore”):

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in exchange for transferring 100,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, the Company issued to Bomore a $1,050,000 face amount unsecured, convertible note (the "Bomore Exchange Convertible Note"). The note bears no interest for so long as it is not in default, has an June 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date; and
•
in exchange for a capital infusion of $250,000, the Company issued to Bomore a $250,000 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default, has a June 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "Bomore Convertible Notes". The terms of the Bomore Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Bomore Convertible Notes increases to 15.0%.

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Bomore holding more than 9.9% of the Company’s outstanding Common Stock at any time. The notes are also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Bomore Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Bomore Convertible Notes at fair value, and the changes in the fair value are recorded within the consolidated statement of operations.

For additional information regarding the fair value of the Bomore Convertible Notes, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the Bomore Convertible Notes was $50,469.

Extinguishments

During the year ended December 31, 2025, the Company recorded a loss on debt extinguishment of $140,323 related to the issuance of the Bomore Exchange Convertible Note to extinguish the 100,000 shares of the Company's outstanding Series A Preferred Stock, which represents the excess of the fair value of the Bomore Exchange Convertible Note over the carrying amount of the Series A Preferred Stock included in preferred stock liability on the consolidated balance sheet.

During the year ended December 31, 2025, Bomore converted $1,249,531 of principal under the Bomore Convertible Notes, resulting in the issuance of 965,191 shares of Common Stock to Bomore and a reduction in the fair value of the Bomore Convertible Notes, with a corresponding increase to additional paid-in capital, of $1,511,236.

Torcross Convertible Note

On June 25, 2025, the Company entered into the following transactions with Torcross Capital LLC (“Torcross”):

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in exchange for the transfer of 40,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, the Company was required to issue to Torcross a $400,000 face amount unsecured, convertible note (the "Torcross Exchange Convertible Note"), which in November 2025, through a rescission agreement, the Company and Torcross rescinded the transactions set forth in the Torcross Exchange Convertible Note, such that the parties are deemed to have not entered into such transactions; and
•
in exchange for a capital infusion of $100,000, the Company issued to Torcross a $100,000 face amount unsecured, convertible note (the "Torcross Convertible Note"). The note bears no interest for so long as it is not in default, has a June 24, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.

The terms of the Torcross Convertible Note allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Torcross Convertible Note increases to 15.0%.

Issuances of Common Stock on conversion of such note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Torcross holding more than 9.9% of the Company’s outstanding Common Stock at any time. The note is also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Torcross Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Torcross Convertible Note at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $133,883 of the Torcross Convertible Note over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $33,883 during the year ended December 31, 2025.

For additional information regarding the fair value of the Torcross Convertible Note, see Note 5.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the Torcross Convertible Note was $20,187.

Extinguishments

During the year ended December 31, 2025, Torcross converted $79,813 of principal under the Torcross Convertible Note, resulting in the issuance of 156,564 shares of Common Stock to Torcross and a reduction in the fair value of the Torcross Convertible Note, with a corresponding increase to additional paid-in capital, of $199,219.

YA II PN, Ltd. (“YA”) Debentures

June 2025

On June 30, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with the investors party thereto pursuant to which the Company issued a debenture in the amount of $1,250,000 in exchange for a capital infusion of $1,100,000 (the "YA Debenture"), which closed in July 2025.

The YA Debenture bears interest at an annual rate equal to 8% for so long as it is not in default and has an October 30, 2025 maturity date. From and after the occurrence of an event of default, the interest rate under the YA Debenture increases to 18.0%. The Company may prepay the YA Debenture at any time after issuance without penalty. Among other things, the Purchase Agreement prohibits the Company from incurring additional indebtedness or entering into variable rate transactions, with certain exceptions. The Company is required to use any proceeds received under the SEPA, as defined and described in Note 12, to pay outstanding principal and interest under the YA Debenture until the YA Debenture is paid in its entirety.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain features of the YA Debenture would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the YA Debenture at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. The excess of the initial fair value of $1,255,700 of the YA Debenture over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statement of operations of $155,700 during the year ended December 31, 2025.

The Company incurred debt issuance costs of $127,000 related to the issuance of the YA Debenture, which is included within other gain (loss), net on the consolidated statements of operations for the year ended December 31, 2025. The excess of the initial fair value of $1,255,700 of the YA Debenture over the proceeds received was recorded as a loss on issuance of notes payable on the consolidated statements of operations of $155,700 during the year ended December 31, 2025. During the third quarter of 2025, the Company used proceeds from the SEPA to pay all outstanding principal and interest under the YA Debenture, as further described in Note 12.

December 2025

On December 17, 2025, the Company entered into a Securities Purchase Agreement with YA II PN, LTD, pursuant to which the Company completed a $25,000,000 financing transaction (the "December 2025 YA Financing Transaction"). In connection with the December 2025 YA Financing Transaction, the Company issued (i) a debenture with an aggregate principal amount of $25,000,000 (the “December 2025 YA Debenture”) at an original issue discount of 7.0%, resulting in gross cash proceeds to the Company of $23,250,000 and (ii) the December 2025 YA Warrants, as defined and described in Note 11, to purchase an aggregate of 46,092,185 shares of the Company’s Common Stock at exercise prices ranging from $0.05 to $2.35 per share, which were determined to be equity-classified and are further described in Note 11.

The December 2025 YA Debenture matures on December 16, 2026, subject to extension at the option of the holder, and bears interest at a rate of 8.0% per annum on the outstanding principal balance, which upon the occurrence of an event of default, increases to 18.0% per annum.

Beginning on March 18, 2026, and continuing on the same day of each successive month, the Company is required to make monthly installment payments of principal in the amount of $2,777,778, plus accrued and unpaid interest. In addition, all proceeds received by the Company under its SEPA, as defined and further described in Note 12, are required to be applied to the repayment of the December 2025 YA Debenture until it is paid in full.

The Company may, at its option, redeem all or a portion of the outstanding principal at any time for cash at an amount equal to the principal being redeemed plus accrued and unpaid interest through the redemption date. No prepayment penalty or make-whole premium applies. Upon acceleration following an event of default, all unpaid principal, accrued interest, and other amounts due under the December 2025 YA Debenture become immediately due and payable. The December 2025 YA Debenture contains customary terms and conditions, including representations, warranties, and covenants. Subject to certain exceptions, while the December 2025 YA Debenture remains outstanding, the Company is restricted from entering into variable rate financing transactions without YA's prior written consent.

Certain features of the December 2025 YA Debenture would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the December 2025 YA Debenture at fair value, and the changes in the fair value are recorded within the consolidated statement of operations. In accordance with U.S. GAAP, as the $25,312,500 fair value of the December 2025 YA Debenture at inception was greater than the net proceeds received for the issuance of the December 2025 YA Debenture and the December 2025 YA Warrants, the Company recorded a $2,062,500 loss on issuance of notes payable for the excess of the fair value of the December 2025 YA Debenture over the net proceeds received in the December 2025 YA Financing Transaction. Accordingly, no value was ascribed to the December 2025 YA Warrants.

Issuance costs of $1,395,166 were incurred in connection with the December 2025 YA Financing Transaction, which were allocated entirely to the December 2025 YA Debenture in the same manner as the proceeds, and are included in other gain (loss), net on the consolidated statements of operations during the year ended December 31, 2025.

Principal

At December 31, 2025, the outstanding principal amount outstanding under the December 2025 YA Debenture was $25,000,000.

Maturities of Debt

Maturities of our debt as of December 31, 2025 are presented below:

December 31, 2025
Year ended December 31:
2026	$25,458,016
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total debt maturities	$25,458,016